Finance and investment income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£)
£ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Analysis of income and expense [abstract]
Income from equity investments	£ 9.3	£ 10.3	£ 15.4
Interest income	34.3	38.0	89.4
Finance and investment income	43.6	48.3	104.8
Net interest expense on pension plans	2.1	2.2	4.4
Interest on other long-term employee benefits	1.9	1.9	4.0
Interest payable and similar charges	133.5	130.1	280.9
Interest expense related to lease liabilities	51.7
Finance costs	189.2	134.2	289.3
Movements in fair value of treasury instruments	(24.9)	3.6	(12.4)
Revaluation of investments held at fair value through profit or loss	1.5	26.5	68.2
Revaluation of put options over non-controlling interests	(25.4)	21.3	34.5
Revaluation of payments due to vendors (earnout agreements)	(8.4)	29.7	82.6
Revaluation of financial instruments	£ (57.2)	£ 81.1	£ 172.9